Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Absolute Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Absolute Return Fund (the “Fund”) seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the period from August 31, 2012 (commencement of operations) until April 30, 2013, the Fund’s turnover rate was 279.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	279.84%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities.  The Fund will generally take long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Adviser seeks to capitalize on market inefficiencies by employing a systematic bottom-up approach based on fundamentals of financial performance to identify companies that appear to be undervalued on both an absolute and relative basis.  Using publicly available financial data, the Adviser values a universe of companies on the basis of underlying economic performance, with an emphasis on earnings, cash flow and capital efficiency.  This approach consists of:

•                  Researching and analyzing each company in the Adviser’s coverage universe according to a proprietary methodology that emphasizes fundamentals such as recurring earnings, capital efficiency and valuation;

•                  Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

•                  Updating the analysis for earning releases, 10-Ks, 10-Qs and other corporate filings; and

•                  Recording analysis in a centralized database enabling the firm to compare all companies and identify the best longs and shorts on a daily basis.  This firm-wide database fosters transparency and accountability and is central to the Adviser’s investment process.

The long portfolio is rebalanced daily to weight most heavily those stocks that are priced at the largest discount to the Adviser’s assessment of value.  In general, as a company appears cheaper its weight in the portfolio increases. Similarly, the short portfolio is rebalanced daily to weight most heavily those short positions selling at the largest premium to the Adviser’s measures of value.  The Adviser seeks to maintain the Fund’s net equity exposure, which is the value of the Fund’s long positions minus its short positions, below 70%, but plans to maintain a positive net equity exposure in most market environments.  The Adviser expects that the Fund’s gross equity market exposure, which is the value of the Fund’s long positions plus its short positions will generally be below 190%. Because the Fund rebalances its long and short positions on a daily basis, the Fund may experience a high portfolio turnover rate.

Equity securities include common and preferred stocks.  Equity-related securities include convertible bonds, convertible preferred stock, warrants and rights.  There are no limits on the market capitalizations of the companies in which the Fund may invest.  The Fund will principally invest in equity and equity-related securities of U.S. issuers but may invest in equity and equity-related securities of foreign issuers.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return.  It is possible to lose money by investing in the Fund.

•               Equity Securities Risk: Equity securities are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.  The rights of equity holders are subordinate to all other claims on a company’s assets including debt holders.  The value of equity securities could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate.  Equity investments risk a loss of all or a substantial portion of the investment.

•                                          Market Risk: The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value.  Market risk applies to every market and every security.  Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles.  If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant.  In addition, different asset classes and geographic markets may experience periods of significant correlation with each other.  As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

•                                          Value Style Risk: Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.  Value-oriented investment approaches are subject to the risk that securities believed to be undervalued do not appreciate in value as anticipated or decline in value.

•                                          Short Sale Risk:  Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security.  The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling.  In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•                                          Small and Mid Cap Securities Risk: Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes.  As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term.  Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

•                                          Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•                                          Portfolio Turnover Risk:  The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so.  It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund may experience a high portfolio turnover rate (over 100%).High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.99%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.19%
Other Expenses	rr_OtherExpensesOverAssets	2.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.18%	[1]
Fee Waiver and/or Expenses Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.24%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,238

[1]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 2.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.